UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06302

Cohen & Steers Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

COHEN & STEERS REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number
	of Shares	Value

COMMON STOCK 95.7%
DIVERSIFIED 11.9%
Boston Properties	1,303,809	$122,114,751
Vornado Realty Trust	1,714,701	155,952,056
		278,066,807
HEALTH CARE 6.4%
HCP	384,476	15,429,022
Health Care REIT	872,630	46,450,095
Healthcare Realty Trust	231,743	6,755,308
Omega Healthcare Investors	610,898	12,010,255
Ventas	1,365,656	67,490,719
		148,135,399
HOTEL 7.2%
Hospitality Properties Trust	447,471	9,182,105
Host Hotels & Resorts	6,104,719	81,131,715
LaSalle Hotel Properties	751,652	17,528,525
Starwood Hotels & Resorts Worldwide	1,975,497	55,590,486
Strategic Hotels & Resorts	607,111	4,583,688
		168,016,519
INDUSTRIAL 4.6%
AMB Property Corp.	281,688	12,760,466
DCT Industrial Trust	14,536	108,875
EastGroup Properties	288,707	14,013,838
ProLogis	1,956,198	80,732,291
		107,615,470
OFFICE 7.4%
Brandywine Realty Trust	1,185,458	19,002,892
Brookfield Properties Corp.	640,710	10,148,846
Douglas Emmett	1,705,712	39,350,776
Highwoods Properties	624,157	22,195,023
Kilroy Realty Corp.	592,638	28,322,170
Mack-Cali Realty Corp.	649,198	21,988,336

1

	Number
	of Shares	Value

Maguire Properties	652,901	$3,891,290
SL Green Realty Corp.	422,198	27,358,431
		172,257,764
OFFICE/INDUSTRIAL 2.6%
Liberty Property Trust	958,826	36,099,799
PS Business Parks	429,693	24,750,317
		60,850,116
RESIDENTIAL 13.3%
APARTMENT 11.3%
American Campus Communities	475,042	16,094,423
AvalonBay Communities	731,850	72,028,677
BRE Properties	545,441	26,726,609
Camden Property Trust	280,445	12,861,208
Education Realty Trust	150,121	1,663,341
Equity Residential	2,430,749	107,949,563
Essex Property Trust	28,196	3,336,432
UDR	880,825	23,033,574
		263,693,827
MANUFACTURED HOME 2.0%
Equity Lifestyle Properties	875,289	46,416,576
TOTAL RESIDENTIAL		310,110,403

SELF STORAGE 7.2%
Public Storage	1,686,238	166,954,424

SHOPPING CENTER 28.8%
COMMUNITY CENTER 10.9%
Acadia Realty Trust	7,362	186,111
Developers Diversified Realty Corp.	1,283,710	40,680,770
Equity One	8,955	183,488
Federal Realty Investment Trust	1,043,088	89,288,333
Kimco Realty Corp.	514,941	19,021,920
Regency Centers Corp.	1,357,938	90,560,885

2

	Number
	of Shares	Value

Weingarten Realty Investors	376,777	$13,439,636
		253,361,143
FREE STANDING 0.4%
National Retail Properties	373,330	8,941,254

REGIONAL MALL 17.5%
General Growth Properties	1,009,451	15,242,710
Macerich Co.	1,750,669	111,430,082
Simon Property Group	2,382,976	231,148,672
Taubman Centers	988,036	49,401,800
		407,223,264
TOTAL SHOPPING CENTER		669,525,661

SPECIALTY 6.3%
Digital Realty Trust	161,834	7,646,656
DuPont Fabros Technology	1,386,434	21,143,118
Entertainment Properties Trust	194,790	10,658,909
Plum Creek Timber Co.	1,637,957	81,668,536
Rayonier	557,939	26,418,412
		147,535,631
TOTAL COMMON STOCK (Identified cost—$1,636,775,897)		2,229,068,194

Principal Amount

SHORT-TERM INVESTMENTS 0.9%
U.S. TREASURY BILLS
United States Treasury Bill, 0.01%, 10/02/08 (Identified cost—$19,999,972)	$20,000,000	19,999,972

3

		Value

TOTAL INVESTMENTS (Identified cost—$1,656,775,869)	96.6%	$2,249,068,166

OTHER ASSETS IN EXCESS OF LIABILITIES	3.4%	79,408,053

NET ASSETS (Equivalent to $58.32 per share based on 39,925,096 shares of common stock outstanding)	100.0%	$2,328,476,219

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the fund.

4

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund’s investments carried at value:

Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$2,249,068,166	$2,229,068,194	$19,999,972	$—

Note 2. Income Tax Information

As of September 30, 2008, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$632,682,814
Gross unrealized depreciation	(40,390,517)
Net unrealized appreciation	$592,292,297

Cost for federal income tax purposes	$1,656,775,869

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY SHARES, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: November 26, 2008